Putnam
Equity
Income
Fund

SEMIANNUAL REPORT

May 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Our management team meets with corporate executives on an ongoing basis, employing both on-site company visits and briefings at Putnam headquarters as part of our research process. We believe that our constant communication with the large companies we consider for the fund distinguishes us from our competitors. It enhances the quality of our analysis and of our decisions to add, maintain, and sell holdings in the portfolio."
                                           -- Edward P. Bousa, co-manager
                                              Putnam Equity Income Fund

* According to Lipper Analytical Services, the return of Putnam Equity Income Fund class A shares ranked 15 out of 75 equity income funds for the 5 years ended June 30, 1998, placing the fund in the top 20% of its investment category.*


   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

35 Financial statements

* Past performance is not indicative of future results. Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Their rankings vary over time and do not reflect the effects of sales charges. For the period ended 6/30/98, Putnam Equity Income Fund class A shares ranked 121 out of 204 for 1-year return, 45 out of 136 for 3-year return, and 26 out of 40 for 10-year return. Performance of other share classes will vary.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam Equity Income Fund found a generally agreeable environment in the U.S. stock market during the first half of fiscal 1998 as it pursued its ongoing search for undervalued stocks of companies paying attractive dividends. The cautious strategy, which your fund's management calls "cheapness and change," provided another period of positive returns during the six months ended May 31, 1998.

One change that I am pleased to note is the addition of Jeffrey Kobylarz to your fund's management team. Jeff joined Putnam in 1993 after a number of years with Dean Witter InterCapital and W. R. Huff Asset Management. He has 11 years of investment management experience.

In the following report, your fund's managers review in detail the strategies they pursued during the fiscal year's first half. They also discuss prospects for the second half, a period they believe will continue to be generally positive for equities, particularly the value stocks in which your fund invests.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 15, 1998



Report from the Fund Managers
Edward P. Bousa
James M. Prusko
David L. Waldman
Jeffrey J. Kobylarz

Dark clouds sometimes have silver linings. In the past six months, persisting financial problems in Asia cast gloom on global economic growth prospects but simultaneously sparked a rally in U.S. securities markets, which offered investors shelter from the storm that swept across Asia and most other emerging markets.

Although such macroeconomic conditions have only a small influence on our investment decisions for Putnam Equity Income Fund, they nonetheless formed the backdrop to the fund's performance in the six months ended May 31, 1998 -- the first half of the fund's 1998 fiscal year. The fund's cautious strategy, which favors less volatile, dividend-paying stocks, produced a solid return of 10.87% at NAV (4.48% at public offering price). Asia's slowdown did, however, cast a shadow across certain industries, such as oil and technology, in which the fund has significant holdings. For complete performance information, including the returns of all share classes and over longer time periods, please see the tables that begin on page 8.

* U.S. STOCKS CLIMB TO NEW HIGHS DESPITE ASIA'S PROBLEMS

As conditions throughout Asia have worsened in the past few months, investors have shifted large amounts of capital to the United States. The bond market has remained healthy, bolstered by this influx of foreign assets and a sudden federal budget surplus. Consequently, low interest rates have stimulated consumer spending and supported the prices of U.S. stocks. Large multinational companies with high earnings growth remained the biggest beneficiaries of the market's strength.

Although your fund's portfolio holdings also made gains, stocks with the qualities of cheapness and change that we seek do not generally post the high rates of earnings growth that investors are currently demanding. Furthermore, fund holdings in the oil, paper, and technology industries with significant Asian sales struggled in this period. Uncertainty about Asia's spreading recession has caused many investors to regard large companies with high earnings growth rates as safer havens. Such investors are not drawn to the sort of positive changes that companies in your fund's portfolio undertake -- restructuring, cost-cutting, and share repurchases -- because these measures are focused on improving earnings in the long run.

* FUND BENEFITS FROM MERGER ACTIVITY

Although the fund's strategy does not seek stocks in anticipation of merger activity, it is also not unusual for our cheapness and change criteria to lead us to companies that appear as attractive acquisition targets to their industry competitors. After all, the essence of our strategy is to find companies experiencing positive change and selling at low prices. Few would understand a company's improving competitive position and its undervalued stock price better than a rival in the same industry.

Early 1998 was an especially fruitful period for merger activity. After years of rising stock prices, corporations were able to finance mergers by exchanging equity instead of spending cash reserves. The lion's share of merger activity involved financial companies. Your portfolio has favored this sector for the past few years. Banks, in particular, have restructured and cut costs dramatically, while their stocks continued to pay attractive dividends. As a result, the fund was well positioned for the merger of Banc One with First Chicago NBD, and held positions in Citicorp and Washington Mutual which also were parties to mergers. In each of these combinations, the companies are striving to expand their distribution networks and to widen the range of financial services they can offer to customers. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*


Insurance and finance     19.9%

Utilities                 10.2%

Oil and gas                9.7%

Food and
beverages                  5.3%

Transportation             4.8%

Footnote reads:
* Based on net assets as of 5/31/98. Holdings will vary over time.

A similar pursuit of broader distribution networks motivated another series of prominent mergers involving fund holdings Chrysler, SBC Communications, and Ameritech. German manufacturer Daimler-Benz, with strong sales in Europe and Asia, plans to acquire Chrysler, a major player in the United States. The new entity will be a formidable automaker with global distribution power. In the case of the U.S. telecom companies, SBC, which already has absorbed Pacific Telesis, is seeking to control nearly half of the United States by joining with Ameritech. In so doing, it can control the largest share of household lines in the U.S. market.

* COMPANY VISITS INCREASE CONFIDENCE

Our research process requires not only intensive analysis of corporate financial information but also on-site visits with the companies held in the portfolio and with prospective additions. Your fund's team made an unusually high number of visits in early 1998, and the experience increased our confidence in many of our investment selections. Airline companies are an excellent example. Although their earnings depend on volatile fuel prices and the demand for leisure travel, our recent meetings with industry executives persuaded us that the industry should be able to sustain profitability in future sluggish periods. We are also encouraged by the recent agreement between United and Delta to coordinate passenger bookings to squeeze even greater efficiencies from their routes.

Our company visits also convince us that electric utilities are becoming more attractive. Electric companies have long been a mainstay of the portfolio because many pay above-average yields, but we have not overweighted them in recent years because few have undertaken the cost-cutting measures that we seek. The advance of industry deregulation in California and other states, though, is finally prompting more companies to innovate in ways that meet our criteria.

[GRAPHIC OMITTED: TOP 10 EQUITY HOLDINGS]

TOP 10 EQUITY HOLDINGS

E.I. du Pont de Nemours & Co. Ltd. (Du Pont)
Chemicals

Exxon Corp.
Oil and gas

Mobil Corp.
Oil and gas

NationsBank Corp.
Insurance and finance

American Home Products Corp.
Pharmaceuticals

Citicorp
Insurance and finance

Merck & Co., Inc.
Health care

Baxter International, Inc.
Medical supplies and devices

British Petroleum PLC ADR
Oil and gas

Pharmacia & Upjohn, Inc.
Pharmaceuticals

Footnote reads:
These holdings represent 14.7% of the fund's net assets as of 5/31/98. Portfolio holdings will vary over time.

* OPTIMISTIC OUTLOOK FOR VALUE STOCKS

Although the possibility of slower economic growth remains on the horizon, we believe that the outlook is strong for value stocks. Because their performance has recently lagged that of the overall S&P 500(registered trademark) Index, they continue to offer compelling value and have a chance to outperform as more growth-oriented companies feel the impact of the Asian crisis. To mute the impact of falling commodity prices, we have trimmed holdings in oil and paper companies. As always, we will rely on the low prices and high dividends of the fund's stocks and bonds to cushion volatility while looking forward to the beneficial effects of the positive changes being undertaken by companies in the portfolio.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holds were viewed favorably as of 5/31/98, there is no guarantee the fund will continue to hold these securities in the future.

Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Equity Income Fund seeks current income by investing primarily in a diversified portfolio of income-producing equity securities. Capital growth is a secondary objective when consistent with seeking current income.

TOTAL RETURN FOR PERIODS ENDED 5/31/98

                           Class A          Class B           Class M
(inception date)          (6/15/77)        (9/13/93)         (12/2/94)
                         NAV     POP     NAV      CDSC     NAV       POP
------------------------------------------------------------------------
6 months               10.87%   4.48%   10.42%   5.42%    10.60%    6.72%
------------------------------------------------------------------------
1 year                 23.15   16.07    22.24   17.24     22.58    18.26
------------------------------------------------------------------------
5 years               144.80  130.68   136.00  134.00    138.52   130.30
Annual average         19.61   18.20    18.74   18.53     18.99    18.16
------------------------------------------------------------------------
10 years              303.77  280.33   272.58  272.58    281.87   268.32
Annual average         14.98   14.29    14.06   14.06     14.34    13.93
------------------------------------------------------------------------
Annual average
(life of fund)         12.86   12.54    11.84   11.84     12.11    11.92
------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/98

                        S&P 500          Consumer
                         Index         Price Index
------------------------------------------------------------------------
6 months                 15.06%           0.80%
------------------------------------------------------------------------
1 year                   30.68            1.69
------------------------------------------------------------------------
5 years                 172.19           12.90
Annual average           22.18            2.46
------------------------------------------------------------------------
10 years                451.65           38.55
Annual average           18.62            3.32
------------------------------------------------------------------------
Annual average
(life of fund)           16.40            4.83
------------------------------------------------------------------------

Past performance is not indicative of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, 10-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 5/31/98

                              Class A          Class B          Class M
------------------------------------------------------------------------
Distributions (number)           6                6                6
------------------------------------------------------------------------
Income                        $0.140           $0.084           $0.102
------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------
Long-term                      0.772            0.772            0.772
------------------------------------------------------------------------
Short-term                      --                --               --
------------------------------------------------------------------------
  Total                       $0.912           $0.856           $0.874
------------------------------------------------------------------------
Share value:                 NAV     POP         NAV        NAV     POP
------------------------------------------------------------------------
11/30/97                   $16.04  $17.02       $15.95    $15.96  $16.54
------------------------------------------------------------------------
5/31/98                     16.78   17.80        16.67     16.69   17.30
------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------
Current dividend rate1       1.67%   1.57%        1.01%     1.22%   1.18%
------------------------------------------------------------------------
Current 30-day SEC yield2    1.53    1.44         0.78      1.03    0.99
------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 6/30/98
(most recent calendar quarter)

                      Class A             Class B             Class M
(inception date)     (6/15/77)           (9/13/93)           (12/2/94)
                   NAV       POP       NAV      CDSC       NAV       POP
------------------------------------------------------------------------
6 months          9.42%     3.10%     9.02%     4.02%     9.27%     5.44%
------------------------------------------------------------------------
1 year           19.86     12.94     18.99     13.99     19.30     15.14
------------------------------------------------------------------------
5 years         143.48    129.47    134.50    132.50    137.18    128.75
Annual average   19.48     18.07     18.58     18.38     18.85     18.00
------------------------------------------------------------------------
10 years        285.06    262.99    255.65    255.65    264.28    251.51
Annual average   14.43     13.76     13.53     13.53     13.80     13.39
------------------------------------------------------------------------
Annual average
(life of fund)   12.84     12.53     11.82     11.82     12.10     11.91
------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Stock Index is an index of common stocks frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Portfolio of investments owned
May 31, 1998 (Unaudited)




COMMON STOCKS (90.1%) (a)
NUMBER OF SHARES                                                                                       VALUE

Aerospace and Defense (0.8%)
-------------------------------------------------------------------------------------------------------------
              116,900  Lockheed Martin Corp.                                                   $   13,122,025

Agriculture (--%)
-------------------------------------------------------------------------------------------------------------
                1,101  PSF Holdings LLC Class A (acquired 10/28/94,
                         cost $39,564) (NON) (RES)                                                     19,290

Automotive (2.6%)
-------------------------------------------------------------------------------------------------------------
              235,000  Dana Corp.                                                                  12,249,375
              352,200  Ford Motor Co.                                                              18,270,375
              205,200  Goodyear Tire & Rubber Co. (The)                                            14,748,750
                                                                                               --------------
                                                                                                   45,268,500

Basic Industrial Products (3.7%)
-------------------------------------------------------------------------------------------------------------
              260,000  Caterpillar, Inc.                                                           14,283,750
              200,915  Cooper Industries, Inc.                                                     12,933,903
              244,800  Deere (John) & Co.                                                          12,699,000
              171,700  Minnesota Mining & Manufacturing Co.                                        15,903,713
              164,600  Owens-Illinois, Inc. (NON)                                                   7,396,713
                                                                                               --------------
                                                                                                   63,217,079

Broadcasting (0.8%)
-------------------------------------------------------------------------------------------------------------
              417,800  Comcast Corp. Class A                                                       14,322,706

Business Equipment and Services (3.9%)
-------------------------------------------------------------------------------------------------------------
              233,900  Hewlett-Packard Co.                                                         14,549,685
              192,000  IBM Corp.                                                                   22,536,000
              271,300  Pitney Bowes, Inc.                                                          12,751,100
              160,400  Xerox Corp.                                                                 16,481,100
                                                                                               --------------
                                                                                                   66,317,885

Chemicals (2.5%)
-------------------------------------------------------------------------------------------------------------
              374,200  du Pont (E.I.) de Nemours & Co., Ltd.                                       28,813,400
              199,000  Eastman Chemical Co.                                                        13,333,000
                                                                                               --------------
                                                                                                   42,146,400

Computer Services and Software (1.5%)
-------------------------------------------------------------------------------------------------------------
              208,225  Computer Associates Intl., Inc.                                             10,931,813
              384,500  Electronic Data Systems Corp.                                               13,986,188
                                                                                               --------------
                                                                                                   24,918,001

Conglomerates (1.2%)
-------------------------------------------------------------------------------------------------------------
              199,000  Temple Inland, Inc.                                                         11,691,250
              160,800  TRW, Inc.                                                                    8,612,850
                                                                                               --------------
                                                                                                   20,304,100

Consumer Durable Goods (0.8%)
-------------------------------------------------------------------------------------------------------------
              363,800  Hasbro, Inc.                                                                13,915,350

Consumer Non Durables (2.8%)
-------------------------------------------------------------------------------------------------------------
              138,700  Colgate-Palmolive Co.                                                       12,066,900
              307,800  Kimberly-Clark Corp.                                                        15,255,338
              566,750  Philip Morris Cos., Inc.                                                    21,182,281
                                                                                               --------------
                                                                                                   48,504,519

Electronics and Electrical Equipment (2.9%)
-------------------------------------------------------------------------------------------------------------
              176,800  Eaton Corp.                                                                 15,878,850
              271,000  Emerson Electric Co.                                                        16,463,250
              326,550  Texas Instruments, Inc.                                                     16,776,506
                                                                                               --------------
                                                                                                   49,118,606

Entertainment (0.8%)
-------------------------------------------------------------------------------------------------------------
              165,500  Time Warner, Inc.                                                           12,877,969

Food and Beverages (5.3%)
-------------------------------------------------------------------------------------------------------------
              278,000  Anheuser-Busch Cos., Inc.                                                   12,770,625
              462,000  ConAgra, Inc.                                                               13,513,500
              211,200  General Mills, Inc.                                                         14,414,400
              268,300  Heinz (H.J.) Co.                                                            14,236,669
              193,700  Nabisco Holdings Corp. Class A                                               9,007,050
              216,300  Sara Lee Corp.                                                              12,734,663
              635,900  Whitman Corp.                                                               13,791,081
                                                                                               --------------
                                                                                                   90,467,988

Health Care (4.5%)
-------------------------------------------------------------------------------------------------------------
              301,000  Columbia/HCA Healthcare Corp.                                                9,838,938
              203,000  Merck & Co., Inc.                                                           23,763,688
              407,000  U.S. Surgical Corp.                                                         16,178,250
              208,900  United Healthcare Corp.                                                     13,369,600
              191,300  WeLLPoint Health Networks, Inc. (NON)                                       12,434,500
                                                                                               --------------
                                                                                                   75,584,976

Insurance and Finance (19.2%)
-------------------------------------------------------------------------------------------------------------
              293,900  American General Corp.                                                      19,728,038
              197,900  AON Corp.                                                                   12,677,969
              170,800  BankAmerica Corp.                                                           14,123,025
              122,600  BankBoston Corp.                                                            12,918,975
              112,800  Bankers Trust New York Corp. (CUS)                                          13,930,800
              230,000  Charter One Financial, Inc.                                                  7,877,500
              199,080  CIGNA Corp.                                                                 13,636,980
              161,700  Citicorp                                                                    24,113,513
               73,600  Crestar Financial Corp.                                                      4,227,400
              223,000  Federal National Mortgage Association                                       13,352,125
              227,100  First Chicago NBD Corp.                                                     19,857,056
              288,900  First Union Corp.                                                           15,979,781
              125,000  Firstar Corp.                                                                4,585,938
              181,000  Fleet Financial Group, Inc.                                                 14,842,000
              150,600  Hartford Financial Services Group                                           16,575,413
              354,400  KeyCorp                                                                     13,445,050
              156,300  Merrill Lynch & Co., Inc.                                                   13,988,850
              124,800  Morgan (J.P.) & Co., Inc.                                                   15,498,600
              339,200  NationsBank Corp.                                                           25,694,400
              357,700  Norwest Corp.                                                               13,905,588
              261,600  PNC Bank Corp.                                                              15,107,400
              293,888  Synovus Financial Corp.                                                      6,594,101
              182,000  Washington Mutual, Inc.                                                     12,853,750
                                                                                               --------------
                                                                                                  325,514,252

Medical Supplies and Devices (1.4%)
-------------------------------------------------------------------------------------------------------------
              411,200  Baxter International, Inc.                                                  23,515,500

Oil and Gas (9.5%)
-------------------------------------------------------------------------------------------------------------
              468,800  Amoco Corp.                                                                 19,601,700
              256,300  British Petroleum PLC ADR (United Kingdom)                                  22,714,588
              225,900  Elf Aquitane ADR (France) (NON)                                             15,488,269
              259,000  Enron Corp.                                                                 12,982,375
              389,600  Exxon Corp.                                                                 27,466,800
              154,000  Kerr-McGee Corp.                                                             9,740,500
              331,400  Mobil Corp.                                                                 25,849,200
              273,700  Sonat, Inc.                                                                 10,725,619
              276,000  Total Corp. ADR (France)                                                    17,198,250
                                                                                               --------------
                                                                                                  161,767,301

Paper and Forest Products (1.4%)
-------------------------------------------------------------------------------------------------------------
               95,000  Chesapeake Corp.                                                             3,372,500
              392,000  Weyerhaeuser Co.                                                            19,918,500
                                                                                               --------------
                                                                                                   23,291,000

Pharmaceuticals (4.1%)
-------------------------------------------------------------------------------------------------------------
              513,400  American Home Products Corp.                                                24,803,638
              204,000  Bristol-Myers Squibb Co.                                                    21,930,000
              513,570  Pharmacia & Upjohn, Inc.                                                    22,693,374
                                                                                               --------------
                                                                                                   69,427,012

Photography (0.8%)
-------------------------------------------------------------------------------------------------------------
              188,000  Eastman Kodak Co.                                                           13,418,500

Publishing (1.0%)
-------------------------------------------------------------------------------------------------------------
              219,300  McGraw-Hill, Inc.                                                           17,146,519

Real Estate (0.7%)
-------------------------------------------------------------------------------------------------------------
              261,600  Starwood Lodging Trust                                                      12,344,250

REIT's (Real Estate Investment Trust) (0.7%)
-------------------------------------------------------------------------------------------------------------
              170,000  Duke Realty Investments, Inc.                                                3,846,250
              167,800  Equity Residential Properties Trust                                          8,211,713
                                                                                               --------------
                                                                                                   12,057,963

Retail (2.3%)
-------------------------------------------------------------------------------------------------------------
              237,100  May Department Stores Co.                                                   15,248,494
              166,000  Sears, Roebuck & Co.                                                        10,260,875
              499,000  Toys "R" Us, Inc. (NON)                                                     13,223,500
                                                                                               --------------
                                                                                                   38,732,869

Telecommunications (0.4%)
-------------------------------------------------------------------------------------------------------------
              201,105  Cincinnati Bell, Inc.                                                        6,397,653
                  192  NEXTEL Communications, Inc. Class A (NON)                                        4,524
                                                                                               --------------
                                                                                                    6,402,177

Transportation (4.6%)
-------------------------------------------------------------------------------------------------------------
              188,700  Burlington Northern Santa Fe Corp.                                          18,775,650
              126,100  Delta Air Lines, Inc.                                                       14,501,500
              250,800  FDX Corp. (NON)                                                             16,082,550
              405,300  Ryder System, Inc.                                                          13,805,531
              178,700  UAL Corp. (NON)                                                             14,195,481
                                                                                               --------------
                                                                                                   77,360,712

Utilities (9.9%)
-------------------------------------------------------------------------------------------------------------
              278,000  American Telephone & Telegraph Co.                                          16,923,250
              484,300  Ameritech Corp.                                                             20,552,481
              256,000  BellSouth Corp.                                                             16,512,000
              280,034  Duke Energy Corp.                                                           16,136,959
              300,300  GTE Corp.                                                                   17,511,244
              181,000  OGE Energy Corp.                                                             9,706,125
              283,900  Pacific Enterprises                                                         10,805,944
              260,900  Potomac Electric Power Co.                                                   6,375,744
               10,900  PP&L Resources, Inc.                                                           240,935
              385,206  SBC Communications, Inc.                                                    14,974,896
              513,200  Southern Co.                                                                13,631,875
              196,000  Sprint Corp.                                                                14,063,000
              274,000  Texas Utilities Co.                                                         10,773,364
                                                                                               --------------
                                                                                                  168,207,817
                                                                                               --------------
                       Total Common Stocks (cost $1,271,740,242)                               $1,529,291,266

CORPORATE BONDS AND NOTES (3.0%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

Advertising (--%)
-------------------------------------------------------------------------------------------------------------
        $      50,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                       $       54,625
               60,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                               64,050
                5,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                              5,100
               10,000  Outdoor Comunications Inc. sr. sub. notes 9 1/4s, 2007                          10,200
               60,000  Outdoor Systems, Inc. company guaranty 8 7/8s, 2007                             61,950
                                                                                               --------------
                                                                                                      195,925

Aerospace and Defense (0.1%)
-------------------------------------------------------------------------------------------------------------
               10,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                   10,025
               10,000  Aviation Sales Co. 144A sr. sub. notes 8 1/8s, 2008                              9,800
               10,000  BE Aerospace, Inc. 144A sr. sub. notes 8s, 2008                                  9,950
               10,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                        10,250
              765,000  Raytheon Co notes 6.45s, 2002                                                  774,371
               10,000  Sequa Corp. bonds 8 3/4s, 2001                                                  10,225
                5,000  Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                         5,375
                                                                                               --------------
                                                                                                      829,996

Agriculture (--%)
-------------------------------------------------------------------------------------------------------------
              265,000  Potash Corp. of Saskatchewan notes 7 1/8s, 2007 (Canada)                       273,644
               12,786  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                     13,809
               20,000  Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                                 20,500
                                                                                               --------------
                                                                                                      307,953

Apparel (--%)
-------------------------------------------------------------------------------------------------------------
               20,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                    21,650
               25,000  Tultex Corp. company guaranty 9 5/8s, 2007                                      24,875
                                                                                               --------------
                                                                                                       46,525

Automotive (--%)
-------------------------------------------------------------------------------------------------------------
                9,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                            9,934
              180,000  Chrysler Corp. deb. Ser. B, 7.45s, 2097                                        197,557
               60,000  Hayes Wheels International, Inc. company guaranty
                         Ser. B, 9 1/8s, 2007                                                          62,850
               50,000  Lear Corp. sub. notes 9 1/2s, 2006                                              55,125
               60,000  Navistar International Corp. sr. notes Ser. B, 7s, 2003                         60,300
               50,000  Talon Automotive Group 144A sr. sub. notes 9 5/8s, 2008                         50,500
                                                                                               --------------
                                                                                                      436,266

Banks (0.2%)
-------------------------------------------------------------------------------------------------------------
              170,000  Abbey National First Capital PLC sub. notes 7.35s, 2049
                         (United Kingdom)                                                             179,323
              160,000  Banco Nacional Comercio Exterior bank guaranteed
                         8s, 2003 (Mexico)                                                            156,000
               25,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                            25,625
               10,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                            10,250
              300,000  Den Danske Bank 144A sub. notes 6.55s, 2003 (Denmark)                          305,256
               35,000  First Nationwide Holdings sr. sub. notes 10 5/8s, 2003                          39,025
                5,000  Ocwen Federal Bank sub. deb. 12s, 2005                                           5,500
              530,000  Peoples Bank - Bridgeport sub. notes 7.2s, 2006                                546,658
                5,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                      5,384
              250,000  Riggs National Corp. sub. deb. 8 1/2s, 2006                                    261,895
              300,000  Scotland International Finance 144A sub. notes 8.85s, 2006
                         (Netherlands)                                                                346,308
              310,000  Sparbanken Sverige AB (Swedbank) 144A sub. notes 7 1/2s,
                         2006 (Sweden)                                                                321,892
              230,000  St Paul Bancorp sr. notes 7 1/8s, 2004                                         236,675
              155,000  State Street Institution 144A company guaranty 7.94s, 2026                     167,685
              285,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                 318,137
              325,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                 339,544
                                                                                               --------------
                                                                                                    3,265,157

Basic Industrial Products (--%)
-------------------------------------------------------------------------------------------------------------
               15,000  Clark-Schwebel sr. notes 10 1/2s, 2006                                          16,650
               10,000  Koppers Industries, Inc. 144A sr. sub. notes 9 7/8s, 2007                       10,300
                5,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                        5,297
                                                                                               --------------
                                                                                                       32,247

Broadcasting (0.2%)
-------------------------------------------------------------------------------------------------------------
               35,000  Affinity Group Holdings sr. notes 11s, 2007                                     37,800
               25,000  Allbritton Communications sr. sub. deb. Ser. B, 9 3/4s, 2007                    26,063
               25,000  American Radio Systems Corp. company guaranty 9s, 2006                          26,750
               25,000  Benedek Broadcasting sr. notes 11 7/8s, 2005                                    28,125
               50,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                         zero % (13 1/4s, 5/15/01), 2006 (STP)                                         39,250
               10,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                         (12 3/4s, 2/1/02), 2009 (STP)                                                  7,525
               50,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                51,750
               10,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s, 2004                   9,900
               25,000  Chancellor Media Corp. sr. sub. notes 9 3/8s, 2004                              26,000
               15,300  Chancellor Media Corp. sub. deb. 12s, 2009                                      18,666
               10,000  Comcast Corp. sr. sub. 9 1/8s, 2006                                             10,625
               25,000  Comcast Corp. sr. sub. notes 9 1/2s, 2008                                       26,788
              305,000  Continental Cablevision, Inc. sr. deb 9 1/2s, 2013                             358,918
                5,000  Diamond Cable Communication Co. sr. disc. notes
                         stepped-coupon zero % (13 1/4s, 9/30/99), 2004
                         (United Kingdom) (STP)                                                         4,650
               60,000  Diamond Cable Communication Co. sr. disc. notes
                         stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                         (United Kingdom) (STP)                                                        48,150
               65,000  Diamond Cable Communication Co. sr. disc. notes
                         stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                         (United Kingdom) (STP)                                                        46,231
               30,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                         zero % (10 1/4s, 11/1/02), 2007 (STP)                                         18,675
               40,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                               39,000
               20,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                 20,250
               25,000  Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                         26,313
               10,000  Granite Broadcasting Corp. 144A sr. sub. notes 8 7/8s, 2008                     10,025
                5,000  Gray Communications Systems, Inc. sr. sub. notes 10 5/8s, 2006                   5,475
               60,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                              65,550
               40,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                       45,400
               30,000  Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-coupon
                         zero % (13 1/2s, 8/1/99), 2004 (STP)                                          28,800
               25,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                      28,250
                3,000  Radio One Inc. company guaranty stepped-coupon Ser. B, 7s,
                         (12s, 5/15/00), 2004 (STP)                                                     3,060
               50,000  Rogers Cablesystems Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                   55,250
               10,000  SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008                          9,800
               25,000  Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                        25,688
               10,000  Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                      10,150
               10,000  Sinclair Broadcasting Group sr. sub. notes 10s, 2005                            10,700
               25,000  Spanish Broadcasting Systems sr. notes 12 1/2s, 2002                            28,625
                5,000  Spanish Broadcasting sr. notes Ser. B, 11s, 2004                                 5,463
               65,000  Sullivan Broadcasting sr. sub. notes 10 1/4s, 2005                              73,450
                5,000  TV Azteca SA de CV sr. notes 10 1/2s, 2007 (Mexico)                              5,138
            1,045,000  Viacom, Inc. sr. notes 7 3/4s, 2005                                          1,110,229
                                                                                               --------------
                                                                                                    2,392,482

Building and Construction (--%)
-------------------------------------------------------------------------------------------------------------
               10,000  American Architectural Products Corp. 144A sr. notes
                         11 3/4s, 2007                                                                 10,450
               35,000  Atrium Companies, Inc. 144A sub. notes 10 1/2s, 2006                            36,750
               10,000  Beazer Homes USA, Inc. 144A sr. notes 8 7/8s, 2008                               9,750
               10,000  Brand Scaffold Services 144A sr. notes 10 1/4s, 2008                            10,200
                5,000  Building Materials Corp. sr. notes Ser. B, 8 5/8s, 2006                          5,150
                5,000  Cia Latino Americana 144A company guaranty 11 5/8s, 2004
                         (Argentina)                                                                    5,075
                5,000  D.R. Horton Inc. company guaranty 10s, 2006                                      5,400
               20,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                 17,200
              210,000  Guangdong Enterprises 144A sr. notes 8 7/8s, 2007 (China)                      188,114
               10,000  Jackson Products, Inc. 144A company guaranty 9 1/2s, 2005                       10,075
               25,000  M.D.C. Holdings, Inc. notes Ser. B, 11 1/8s, 2003                               27,250
               70,000  Nortek, Inc. sr. sub. notes 9 7/8s, 2004                                        72,100
                                                                                               --------------
                                                                                                      397,514

Building Products (--%)
-------------------------------------------------------------------------------------------------------------
               25,000  Southdown, Inc. sr. sub. notes Ser. B, 10s, 2006                                27,875

Business Equipment and Services (--%)
-------------------------------------------------------------------------------------------------------------
               10,000  ATC Group Services Inc. 144A sr. sub. notes 12s, 2008                            9,300
              390,000  AT&T Capital Corp. med. term note 6.6s, 2005                                   391,950
                5,000  Axiohm Transactions Solutions Inc. company guaranty
                         9 3/4s, 2007                                                                   5,063
               10,000  Corporate Express Holdings, Inc. 144A sr. sub. notes
                         9 5/8s, 2008                                                                  10,050
               30,000  Iron Mountain, Inc. sr. sub. notes 10 1/8s, 2006                                32,700
               10,000  Morris Material Handling Inc. 144A sr. notes 9 1/2s, 2008                        9,900
                5,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                     5,313
               40,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                 45,200
                7,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                       7,980
               10,000  United Stationer 144A sr. sub. notes 8 3/8s, 2008                               10,025
               50,000  Williams Scotsman, Inc. 144A sr. notes 9 7/8s, 2007                             51,750
                                                                                               --------------
                                                                                                      579,231

Cable Television (--%)
-------------------------------------------------------------------------------------------------------------
               30,000  Acme Television sr. disc. notes stepped-coupon zero %
                         (10 7/8s, 9/30/00), 2004 (STP)                                                24,600
               25,000  CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                  29,000
                5,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                    5,475
               10,000  Globo Communicacoes 144A sr. notes 10 5/8s, 2008 (Brazil)                        9,650
               20,000  Lenfest Communications, Inc. 144A sr. sub. notes 8 1/4s, 2008                   20,400
              330,000  TCI Communications, Inc. sr. notes 8.65s, 2004                                 366,406
                                                                                               --------------
                                                                                                      455,531

Cellular Communications (--%)
-------------------------------------------------------------------------------------------------------------
               10,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                    9,800

Chemicals (--%)
-------------------------------------------------------------------------------------------------------------
               15,000  Huntsman Corp. 144A sr. sub. notes FRN 9.094s, 2007                             15,075
              125,000  Lyondell Petrochemical Co. notes 9 1/8s, 2002                                  135,418
                5,000  NL Industries, Inc. sr. notes stepped-coupon zero %
                         (13s, 10/15/98), 2005 (STP)                                                    5,150
               10,000  Pharmaceutical Fine Chemicals 144A sr. sub. notes 9 3/4s, 2007
                         (Switzerland)                                                                 11,150
                5,000  Polytama International notes 11 1/4s, 2007                                       2,200
               10,000  Radnor Holdings Corp. company guaranty 10s, 2003                                10,375
                5,000  Sovereign Specialty Chemical 144A sr. sub. notes 9 1/2s, 2007                    5,200
               10,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                         zero % (13 1/2s, 8/15/01), 2008 (STP)                                          5,950
                5,000  Union Carbide Global Enterprises sr. sub. notes Ser. B, 12s, 2005                5,413
                                                                                               --------------
                                                                                                      195,931

Communications (--%)
-------------------------------------------------------------------------------------------------------------
               51,187  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 (PIK)                      53,490
               10,000  American Cell Corp 144A sr. notes 10 1/2s, 2008                                  9,900
                                                                                               --------------
                                                                                                       63,390

Computer Services and Software (--%)
-------------------------------------------------------------------------------------------------------------
              515,000  Dell Computer Corp. deb. 7.1s, 2028                                            517,575
               10,000  Unisys Corp. sr. notes 7 7/8s, 2008                                             10,000
                                                                                               --------------
                                                                                                      527,575

Computers (--%)
-------------------------------------------------------------------------------------------------------------
               30,000  IPC Information Systems sr. disc. notes stepped-coupon zero %
                         (10 7/8s, 11/1/01), 2008 (STP)                                                21,900

Consumer Durable Goods (--%)
-------------------------------------------------------------------------------------------------------------
               15,000  Icon Fitness Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                         (14s, 11/15/01), 2006 (STP)                                                    6,750
               30,000  Iron Age Corp. 144A sr. sub. notes 9 7/8s, 2008                                 30,000
               15,000  Selmer Co., Inc. sr. sub. notes 11s, 2005                                       16,238
                                                                                               --------------
                                                                                                       52,988

Consumer Non Durables (0.1%)
-------------------------------------------------------------------------------------------------------------
               10,000  Chattem, Inc. 144A sr. sub. notes 8 7/8s, 2008                                   9,950
               50,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                   51,000
               50,000  Packaged Ice, Inc. 144A sr. notes 9 3/4s, 2005                                  50,500
               80,000  Philip Morris Cos., Inc. deb. 7 3/4s, 2027                                      85,038
               90,000  Philip Morris Cos., Inc. notes 7 1/2s, 2004                                     94,320
              185,000  Philip Morris Cos., Inc. notes 7 1/8s, 2004                                    190,661
              180,000  Philip Morris Cos. Inc. notes 6.8s, 2003                                       182,927
               20,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                            19,850
                                                                                               --------------
                                                                                                      684,246

Consumer Products (--%)
-------------------------------------------------------------------------------------------------------------
               10,000  French Fragrances, Inc. 144A sr. notes 10 3/8s, 2007                            10,700
               40,000  Revlon Worldwide Corp. sr. disc. notes Ser. B, zero %, 2001                     30,900
                                                                                               --------------
                                                                                                       41,600

Consumer Services (--%)
-------------------------------------------------------------------------------------------------------------
               30,000  Amazon.com Inc. 144A sr. disc. notes stepped-coupon zero %
                         (10s, 5/1/08), 2008 (STP)                                                     18,450
               35,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                   36,663
               25,000  Century Communications Corp. sr. notes 8 7/8s, 2007                             26,063
               60,000  Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s, 2008 (Mexico)                 61,800
               50,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                  56,250
               25,000  Fitzgeralds Gaming Corp. 144A company guaranty 12 1/4s, 2004                    25,000
               20,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                             21,900
               10,000  Host Marriott Corp. sr. notes Ser. B, 9 1/2s, 2005                              10,575
               25,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                              25,188
               25,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                      26,063
                                                                                               --------------
                                                                                                      307,952

Electronics and Electrical Equipment (--%)
-------------------------------------------------------------------------------------------------------------
                5,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s, 2006
                         (Canada)                                                                       5,488
                6,430  Cirent Semiconductor, Inc. sr. sub. notes 10.22s, 2002                           6,688
                7,180  Cirent Semiconductor, Inc.144A sr. sub. notes 10.14s, 2004                       7,432
               10,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                9,925
               10,000  Dobson Communications Corp. sr. notes 11 3/4s, 2007                             10,750
               25,000  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008                  28,625
               50,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                      51,750
               20,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                 20,300
               30,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007              30,300
               20,000  Motors and Gears Inc. sr. notes Ser. B, 10 3/4s, 2006                           21,600
               10,000  Samsung Electronics 144A company guaranty 9 3/4s, 2003                           9,550
               70,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                    72,450
               20,000  Zilog Inc. 144A sr. notes 9 1/2s, 2005                                          16,200
                                                                                               --------------
                                                                                                      291,058

Energy-Related (0.1%)
-------------------------------------------------------------------------------------------------------------
               35,000  AES Corp. sr. sub. notes 8 3/8s, 2007                                           35,263
              585,000  Calenergy, Inc. sr. notes 7.63s, 2007                                          589,639
               10,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004                           9,500
              210,000  Quezon Power Ltd. sr. notes 8.86s, 2017 (Philippines)                          190,451
               10,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                         10,125
                                                                                               --------------
                                                                                                      834,978

Entertainment (0.2%)
-------------------------------------------------------------------------------------------------------------
               10,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                             10,250
               25,000  Aztar Corp. sr. sub. notes 11s, 2002                                            25,719
               10,000  Isle of Capri Black Hawk LLC 1st mtge. Ser. B, 13s, 2004                        10,250
              375,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                  392,419
              360,000  News America Holdings, Inc. deb. 7.7s, 2025                                    378,857
               10,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                 11,075
               25,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                      25,469
               10,000  Silver Cinemas Intl.144A sr. sub. notes 10 1/2s, 2005                           10,100
              110,000  Six Flags Corp. sr. sub. notes stepped-coupon zero % (12 1/4s,
                         6/15/98), 2005 (STP)                                                         124,163
              435,000  Time Warner Entertainment Co. notes 8 7/8s, 2012                               520,978
              680,000  Time Warner Entertainment Co. sr. notes 8 3/8s, 2033                           799,109
              560,000  Time Warner, Inc. notes 7 3/4s, 2005                                           600,281
               30,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                              30,300
               60,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                         60,075
                                                                                               --------------
                                                                                                    2,999,045

Environmental Control (--%)
-------------------------------------------------------------------------------------------------------------
               10,000  Allied Waste Industries, Inc. sr. disc. notes stepped-coupon
                         zero % (11.3s, 6/1/02), 2007 (STP)                                             7,350
              130,000  Waste Management, Inc. notes 6 5/8s, 2002                                      130,670
              260,000  WMX Technologies, Inc. notes 4.1s, 2002                                        272,103
                                                                                               --------------
                                                                                                      410,123

Food and Beverages (--%)
-------------------------------------------------------------------------------------------------------------
               10,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                               10,100
                5,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                           5,325
               10,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                    10,650
               60,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                        61,050
                5,000  Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                   5,225
               20,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                              20,200
               40,000  Smithfield Foods, Inc. 144A sr. sub. notes 7 5/8s, 2008                         40,100
               10,000  Southern Foods Group 144A sr. sub. notes 9 7/8s, 2007                           10,300
               25,000  Stater Brothers Holdings sr. sub. notes 9s, 2004                                25,500
                                                                                               --------------
                                                                                                      188,450

Health Care (0.1%)
-------------------------------------------------------------------------------------------------------------
               25,000  Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                       25,125
               15,000  Global Health Sciences 144A sr. notes 11s, 2008                                 14,663
               10,000  Hudson Respiratory Care, Inc. 144A sr. sub. notes 9 1/8s, 2008                  10,075
               20,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007            20,750
               20,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008            20,500
              115,000  Manor Care, Inc. sr. notes 7 1/2s, 2006                                        112,907
               50,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                        45,142
               20,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                    19,500
               10,000  Paragon Corp. Holdings 144A sr. notes 9 5/8s, 2008                               9,600
               70,000  Paragon Health Networks, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007               70,700
               25,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                           25,625
               50,000  Sun Healthcare Group Inc. 144A sr. sub. notes 9 1/2s, 2007                      50,250
               10,000  Sun Healthcare Group Inc. 144A sr. sub. notes 9 3/8s, 2008                      10,025
              255,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                      262,650
                3,000  Twin Laboratories, Inc. company guaranty 10 1/4s, 2006                           3,270
                                                                                               --------------
                                                                                                      700,782

Insurance and Finance (0.7%)
-------------------------------------------------------------------------------------------------------------
              470,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                 439,267
              455,000  AFC Capital Trust I company guaranty Ser. B, 8.207s, 2027                      515,884
              130,000  Allstate Financing II company guaranty 7.83s, 2045                             137,220
              580,000  American General Institute 144A company guaranty
                         8 1/8s, 2046                                                                 661,867
              520,000  Amvescap Corp. PLC 144A sr. notes 6.6s, 2005                                   523,575
                5,000  Colonial Capital II company guaranty Ser. A 8.92s, 2027                          5,435
               10,000  Dine S.A. de C.V. 144A company guaranty 8 3/4s, 2007 (Mexico)                    9,600
                5,000  Dollar Financial Group Inc. sr. notes Ser. A, 10 7/8s, 2006                      5,400
              490,000  Executive Risk Capital Trust company guaranty Ser. B,
                         8.675s, 2027                                                                 532,390
              300,000  Finova Capital Corp. notes 9 1/8s, 2002                                        328,335
              365,000  First Citizens Bank Capital Trust I 144A company guaranty
                         8.05s, 2008                                                                  380,969
              120,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                          125,826
              335,000  Firstar Bank Milwaukee sr. notes 6 1/4s, 2002                                  336,796
              280,000  Firstar Capital Trust I company guaranty Ser. B, 8.32s, 2026                   308,050
              400,000  Fleet Credit Card LLC sr. notes 7.02s, 2001                                    409,184
              300,000  Ford Motor Credit Corp. sr. notes 6s, 2003                                     298,173
              265,000  Greenpoint Bank sr. notes 6.7s, 2002                                           268,882
              125,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                         140,321
              165,000  Hartford Life, Inc. deb. 7.65s, 2027                                           181,421
                5,000  Imperial Credit Capital Trust I 144A company guaranty
                         10 1/4s, 2002                                                                  5,000
              425,000  Lehman Bros Holdings, Inc. med. term notes 6.4s, 1999                          427,274
              650,000  Lehman Brothers Holdings, Inc. notes 6 1/4s, 2003                              648,941
              260,000  Markel Capital Trust I company guaranty Ser. B, 8.71s, 2046                    284,695
              250,000  Money Store, Inc. notes 8.05s, 2002                                            264,673
               10,000  Nationwide Credit Inc. 144A sr. notes 10 1/4s, 2008                             10,150
              145,000  North Fork Bancorporation, Inc. company guaranty 8s, 2027                      149,926
               10,000  North Fork Capital Trust I company guaranty 8.7s, 2026                          11,065
               10,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                            10,900
              125,000  Orange Cogen Funding 144A company guaranty 8.175s, 2022                        137,688
              240,000  Orion Capital Corp. 144A company guaranty 7.701s, 2028                         247,546
              505,000  Paine Webber Group sr. med. term notes 6.52s, 2005                             506,263
              505,000  Paine Webber Group, Inc. sr. notes 6.55s, 2008                                 506,894
              100,000  Peoples Heritage Capital Trust company guaranty Ser. B,
                         9.06s, 2027                                                                  110,539
             320,000   Phoenix Home Life Mutual Insurance Co. 144A notes
                         6.95s, 2006                                                                  329,062
             635,000   Provident Companies, Inc. bonds 7.405s, 2038                                   644,525
              10,000   Reliance Group Holdings, Inc. sr. notes 9s, 2000                                10,452
             400,000   Salomon, Inc. sr. notes 7.3s, 2002                                             415,544
             220,000   Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                   241,952
             335,000   Sampoerna International Finance Co. 144A company guaranty
                         8 3/8s, 2006 (Indonesia)                                                     190,950
             215,000   Southern Investments Service Co. sr. notes 6.8s, 2006
                         (United Kingdom)                                                             220,730
               5,000   Sovereign Capital Trust company guaranty 9s, 2027                                5,468
             215,000   Sumitomo Bank Treasury Co. 144A bonds Ser. A, FRB,
                         9.4s, 2049 (Japan)                                                           209,980
             530,000   Tig Capital Trust I 144A bonds 8.597s, 2027                                    574,382
             315,000   Trenwick Capital Trust I company guaranty 8.82s, 2037                          338,805
             430,000   Trenwick Group, Inc. 144A sr. notes 6.7s, 2003                                 429,703
             150,000   USF&G Corp. 144A company guaranty 8.312s, 2046                                 176,921
                                                                                               --------------
                                                                                                   12,718,623

Medical Supplies and Devices (--%)
-------------------------------------------------------------------------------------------------------------
              15,000   ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                      15,525
             450,000   Beckman Coulter Inc. 144A company guaranty 7.1s, 2003                          451,724
              10,000   Conmed Corp. 144A sr. sub. notes 9s, 2008                                        9,950
              25,000   Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                   28,313
              20,000   Fresenius Medical Care AG 144A company guaranty 7 7/8s,
                         2008 (Germany)                                                                19,700
              10,000   Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                         11,100
               5,000   Imagyn Medical Technologies, Inc. company guaranty 12 1/2s,
                         2004                                                                           2,800
               5,000   Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                     5,063
              25,000   Leiner Health Products sr. sub. notes 9 5/8s, 2007                              26,866
              40,000   Mediq, Inc. 144A sr. sub. notes 11s, 2008                                       40,800
              60,000   Wright Medical Technology, Inc. 144A notes Ser. C, 11 3/4s, 2000                59,400
                                                                                               --------------
                                                                                                      671,241

Metals and Mining (--%)
-------------------------------------------------------------------------------------------------------------
              20,000   Ameristeel Corp. 144A sr. notes 8 3/4s, 2008                                    20,000
              10,000   Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                            9,200
              10,000   Armco, Inc. sr. notes 9s, 2007                                                  10,350
              35,000   Continental Global Group sr. notes Ser. B, 11s, 2007                            36,925
             125,000   Freeport-McMoRan Copper & Gold Co., Inc. sr. notes 7 1/2s,
                         2006                                                                          98,080
              20,000   Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                             19,450
              40,000   Lodestar Holding, Inc. 144A sr. notes 11 1/2s, 2005                             40,200
              10,000   Maxxam Group Holdings, Inc. sr. notes Ser. B, 12s, 2003                         10,825
             221,000   PT Alatief Freeport sr. notes 9 3/4s, 2001 (Netherlands)                       211,364
              20,000   Weirton Steel Co. sr. notes 11 3/8s, 2004                                       21,650
              10,000   WHX Corp. 144A sr. notes 10 1/2s, 2005                                          10,250
                                                                                               --------------
                                                                                                      488,294

Motion Picture Distribution (--%)
-------------------------------------------------------------------------------------------------------------
              10,000   Panavision Inc. 144A sr. disc. notes stepped-coupon zero %
                         (9 5/8s, 2/1/02), 2006 (STP)                                                   7,125

Oil and Gas (0.2%)
-------------------------------------------------------------------------------------------------------------
              10,000   Abraxas Petrolem Corp. company guaranty Ser. D 11 1/2s, 2004                    10,475
              10,000   American Eco. Corp. 144A company guaranty 9 5/8s, 2008                          10,075
              20,000   Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                     19,600
              40,000   Chesapeake Energy Corp. 144A sr. notes 9 5/8s, 2005                             39,950
               5,000   CIA Naviera Perez Companc S.A. 144A bonds 9s, 2004
                         (Argentina)                                                                    5,075
              10,000   Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                    9,400
              40,000   Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                   40,200
              10,000   Dailey Petroleum Services Corp. company guaranty 9 1/2s, 2008                   10,025
             150,000   Express Pipeline Ltd. 144A sub. notes Ser. B, 7.39s, 2019
                         (Canada)                                                                     149,783
             205,000   Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                     223,169
             420,000   K N Energy, Inc. sr. notes 6.45s, 2003                                         421,310
             635,000   Louis Dreyfus Natural Gas notes 6 7/8s, 2007                                   635,718
              10,000   Market Hub Partners 144A sr. notes 8 1/4s, 2008                                 10,125
              10,000   Michael Ptroleum Corp. 144A sr. notes 11 1/2s, 2005                              9,875
              10,000   Northern Offshore 144A company guaranty 10s, 2005                                9,900
              30,000   Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                             30,375
             175,000   Petro Geo-Services AS ADR notes 7 1/2s, 2007 (Norway)                          185,043
             225,000   Pioneer Natural Resources Co. bonds 7.2s, 2028                                 224,831
               5,000   Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                            5,363
             295,000   Saga Petroleum ASA deb. 7 1/4s, 2027 (Norway)                                  297,280
              10,000   Seven Seas Petroleum 144A sub. notes 12 1/2s, 2005                              10,100
               5,000   Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                     5,075
              10,000   Tokai Corp. 144A bonds FRB 9.98s, 2008                                           9,300
             170,000   Transamerican Energy sr. disc. notes stepped-coupon Ser. B,
                         zero % (13s, 6/15/99), 2002 (STP)                                            141,100
              20,000   Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                            19,200
              23,000   TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                       25,530
              10,000   Trico Marine Services, Inc. company guaranty Ser. D, 8 1/2s, 2005               10,075
              10,000   Trico Marine Services, Inc. company guaranty Ser. B, 8 1/2s, 2005               10,100
                                                                                               --------------
                                                                                                    2,578,052

Packaging and Containers (--%)
-------------------------------------------------------------------------------------------------------------
              10,000   Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                               10,525
              15,000   Pindo Deli Finance Mauritius Ltd. company guaranty 10 3/4s,
                         2007                                                                          10,350
               5,000   Radnor Holdings Inc. sr. notes 10s, 2003                                         5,275
               5,000   Vicap SA. 144A company guaranty 10 1/4s, 2002 (Mexico)                           5,050
                                                                                               --------------
                                                                                                       31,200

Paper and Forest Products (--%)
-------------------------------------------------------------------------------------------------------------
               5,000   Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                          5,525
               5,000   Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                           5,088
              30,000   PT Pabrik Kertas Tjiwi Kimia company guaranty 10s, 2004
                         (Indonesia)                                                                   21,000
              40,000   Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                            41,000
              60,000   Repap New Brunswick 144A sr. notes 9s, 2004 (Canada)                            60,675
              20,000   Riverwood International Corp. company guaranty 10 7/8s, 2008                    20,300
              20,000   Riverwood International Corp. company guaranty 10 1/4s, 2006                    20,600
                                                                                               --------------
                                                                                                      174,188
Pharmaceuticals (--%)
-------------------------------------------------------------------------------------------------------------
              10,000   ICN Pharmaceuticals, Inc. sr. notes Ser. B 9 1/4s, 2005                         10,750

Publishing (--%)
-------------------------------------------------------------------------------------------------------------
              10,000   American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                     10,825
              10,000   Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009               10,175
                                                                                               --------------
                                                                                                       21,000

Real Estate (0.1%)
-------------------------------------------------------------------------------------------------------------
              10,000   Bluegreen Corp. 144A sr. notes 10 1/2s, 2008                                    10,050
             645,000   First Industrial LP med. term notes 7s, 2006                                   653,830
                                                                                               --------------
                                                                                                      663,880

Recreation (--%)
-------------------------------------------------------------------------------------------------------------
              50,000   Coast Hotels & Casinos, Inc. company guaranty Ser. B, 13s, 2002                 57,875
              10,000   Empress River Casino sr. notes 10 3/4s, 2002                                    10,825
              25,000   Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                  25,750
              25,000   Mohegan Tribal Gaming Auth. sr. notes Ser. B, 13 1/2s, 2002                     31,875
              25,000   Showboat Marina Casino 1st mtge. Ser. B, 13 1/2s, 2003                          29,250
              25,000   Sun International Hotels Ltd. company guaranty 9s, 2007                         26,250
              25,000   Trump A.C. 1st mtge. 11 1/4s, 2006                                              24,563
                                                                                               --------------
                                                                                                      206,388

REIT's (Real Estate Investment Trust) (0.2%)
-------------------------------------------------------------------------------------------------------------
             320,000   Avalon Properties, Inc. notes 6 7/8s, 2007                                     323,696
             295,000   Avalon Properties, Inc. notes 6 5/8s, 2005                                     293,903
             235,000   Chelsea GCA Realty, Inc. notes 7 1/4s, 2007                                    237,543
             505,000   Equity Residential Properties notes 6.63s, 2015                                510,242
             345,000   First Industrial Realty Trust, Inc. notes 7.6s, 2007                           363,057
             120,000   Health Care Property Investors, Inc. sr. notes 6 1/2s, 2006                    117,794
             585,000   National Health Investors, Inc. bonds 7.3s, 2007                               594,313
             510,000   OMEGA Healthcare Investors, Inc. notes 6.95s, 2007                             504,558
              80,000   Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                 85,600
             205,000   Sun Communities, Inc. sr. notes 7 5/8s, 2003                                   212,956
              15,000   Tanger Properities Ltd. notes 8 3/4s, 2001                                      15,594
                                                                                               --------------
                                                                                                    3,259,256

Retail (0.1%)
-------------------------------------------------------------------------------------------------------------
              10,000   Color Spot Nurseries sr. sub. notes 10 1/2s, 2007                                9,500
              10,000   Eye Care Centers of America 144A sr. sub. notes 9 1/8s, 2008                    10,000
             295,000   Federated Department Stores, Inc. sr. notes 8 1/2s, 2003                       323,125
             180,000   Federated Department Stores, Inc. debentures 7s, 2028                          180,977
              10,000   Home Interiors & Gifts, Inc. 144A sr. sub. notes 10 1/8s, 2008                  10,100
              25,000   Jitney-Jungle Stores company guaranty 12s, 2006                                 28,156
              10,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                                      10,925
              50,000   NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                      50,750
              50,000   Southland Corp. deb. Ser. A, 4 1/2s, 2004                                       41,625
               5,000   William Carter Co. 144A sr. sub. notes 12s, 2008                                 5,388
               5,000   William Carter Co. sr. sub. notes Ser. A, 10 3/8s, 2006                          5,350
              10,000   Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                       10,150
                                                                                               --------------
                                                                                                      686,046

Satellite Services (--%)
-------------------------------------------------------------------------------------------------------------
              10,000   Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                         (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                                       7,400
              20,000   ICG Services Inc. 144A sr. disc. notes stepped-coupon zero %
                         (10s, 2/15/03), 2008 (STP)                                                    12,200
              40,000   ICG Services, Inc. 144A sr. discount notes stepped-coupon
                         zero %, (9 7/8s, 5/1/03), 2008 (STP)                                          24,750
              10,000   Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s, 2004
                         (Mexico)                                                                       9,975
              10,000   TCI Satellite Entertainment, Inc. sr. disc. notes stepped-coupon
                         zero % (12 1/4s, 2/102), 2007 (STP)                                            6,400
              20,000   TCI Satellite Entertainment sr. sub. notes 10 7/8s, 2007                        19,350
                                                                                               --------------
                                                                                                       80,075

Specialty Consumer Products (--%)
-------------------------------------------------------------------------------------------------------------
              10,000   Coty Inc. gtd. sr. sub. notes 10 1/4s, 2005                                     10,700
              20,000   Decora Industries, Inc. 144A sr. sec. notes 11s, 2005                           19,550
               5,000   GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                                   5,213
                                                                                               --------------
                                                                                                       35,463

Telecommunications (0.2%)
-------------------------------------------------------------------------------------------------------------
              30,000   Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008               30,000
              10,000   Antenna TV S.A. 144A sr. notes 9s, 2007 (Greece)                                10,150
              30,000   Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                         (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                      18,000
              20,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                                       20,675
              25,000   Celcaribe S.A. sr. notes stepped coupon zero % (13.5s,
                         7/20/98), 2004 (Columbia) (STP)                                               26,375
              70,000   CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                         zero % (14s, 10/1/02), 2007 (STP)                                             40,075
              25,000   Cencall Communications Corp. sr. disc. notes stepped-coupon
                         zero % (10 1/8s, 1/15/99), 2004 (STP)                                         24,438
              10,000   Centennial Cellular Corp. sr. notes 8 7/8s, 2001                                10,425
             150,000   Cia de Telecomunicaciones de Chile S.A. notes 7 5/8s, 2006
                         (Chile)                                                                      152,850
              10,000   Colt Telecom Group PLC sr. disc. notes stepped-coupon
                         zero % (12s, 12/15/01), 2006 (United Kingdom) (STP)                            7,900
         DEM 625,000   Colt Telecommunications Group PLC sr. notes 8 7/8s,
                         2007 (United Kingdom)                                                        385,154
              10,000   Comcast Cellular Holdings sr. notes Ser. B, 9 1/2s, 2007                        10,300
              10,000   CTI Holdings S.A. 144A sr. notes stepped-coupon zero %
                         (11 1/2s, 4/15/03), 2008 (STP)                                                 5,725
              40,000   E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                         zero % (12 3/4s, 4/1/01), 2006 (STP)                                          31,600
              30,000   Econophone, Inc. 144A notes stepped-coupon zero %
                         (11s, 2/15/03), 2008 (STP)                                                    17,400
              10,000   Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                         (United Kingdom)                                                              10,600
              10,000   Fonorola, Inc. sr. notes 12 1/2s, 2002 (Canada)                                 11,175
             120,000   Global Crossing Holdings 144A sr. notes 9 5/8s, 2008                           123,600
              10,000   Hermes Europe Railtel sr. notes 11 1/2s, 2007 (Netherlands)                     11,300
               5,000   Hyperion Telecommunication Corp. sr. disc. notes
                         stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                       3,675
              20,000   Hyperion Telecommunications , Inc. sr. notes Ser. B,
                         12 1/4s, 2004                                                                 21,950
              25,000   ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                         (13 1/2s, 9/15/00), 2005 (STP)                                                21,313
              10,000   IDT Corp. 144A sr. notes 8 3/4s, 2006                                            9,800
              35,000   Intelcom Group (USA), Inc. company guaranty stepped-coupon
                         zero % (12 1/2s, 5/1/01), 2006 (STP)                                          27,650
              20,000   Interact Systems, Inc. sr. disc. notes stepped-coupon zero %
                         (14s, 8/1/99), 2003 (STP)                                                      8,000
              25,000   Intercel, Inc. sr. disc. notes stepped-coupon zero %
                         (12s, 5/1/01), 2006 (STP)                                                     19,000
              75,000   Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                         Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                 55,125
              30,000   Intermedia Communications, Inc. 144A sr. notes 8.6s, 2008                       30,188
              45,000   International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                         zero % (11 1/2s, 2/01/01), 2006 (STP)                                         36,900
              15,000   Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005                    16,725
              20,000   IXC Communications, Inc. 144A sr. sub. notes 9s, 2008                           19,775
              25,000   Knology Holdings Inc. sr. disc. notes stepped-coupon zero %
                         (11 7/8s, 10/15/02), 2007 (STP)                                               14,656
               5,000   L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                    5,525
              10,000   L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                            10,025
             665,000   LCI International, Inc. sr. notes 7 1/4s, 2007                                 666,782
              40,000   Level 3 Communication, Inc. 144A sr. notes 9 1/8s, 2008                         39,000
              10,000   McCaw International Ltd sr. discount notes stepped coupon
                         zero % (13s, 4/15/02), 2007 (STP)                                              6,625
               5,000   MetroNet Communications Corp. sr. disc. notes stepped-
                         coupon zero % (10 3/4s, 11/1/02), 2007 (Canada) (STP)                          3,350
              10,000   Microcell Telecommunications sr. disc. notes stepped-coupon
                         Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                             7,400
              80,000   Millicom International Cellular S.A. sr. disc. notes stepped-
                         coupon zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                      63,000
              10,000   MJD Communications Inc. 144A sr. sub. notes 9 1/2s, 2008                        10,175
              17,000   MJD Communications Inc. 144A notes FRN, 10s, 2008                               17,149
              15,000   Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                         17,400
               5,000   Netia Holdings B.V. 144A company guaranty 10 1/4s, 2007
                         (Poland)                                                                       4,956
              70,000   NEXTEL Communicaitons, Inc. 144A sr. disc. notes stepped-
                         coupon zero % (12 1/8s, 4/15/03), 2008 (STP)                                  43,400
              50,000   NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                         zero % (10.65s, 9/15/02), 2007 (STP)                                          33,250
              40,000   NEXTEL Communications, Inc. 144A sr. disc. notes stepped-
                         coupon zero % (9.95s, 2/15/03), 2008 (STP)                                    25,250
              80,000   NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                         zero % (9 3/4s, 10/31/02), 2007 (STP)                                         51,600
              65,000   NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                         zero % (9 3/4s, 2/15/99), 2004 (STP)                                          62,888
              30,000   NEXTLINK Communications, Inc. 144A sr. disc. notes stepped-
                         coupon zero % (9.45s, 4/15/03), 2008 (STP)                                    18,300
             100,000   NTL Inc. 144A sr. notes stepped-coupon zero %
                         (9 3/4s, 4/01/03), 2008 (STP)                                                 64,875
              15,000   Omnipoint Corp. sr. notes 11 5/8s, 2006                                         16,050
               5,000   Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                        4,775
              25,000   Paging Network, Inc. sr. sub. notes 10s, 2008                                   25,875
              25,000   Pricellular Wireless Corp. sr. notes 10 3/4s, 2004                              28,625
              10,000   Primus Telecom Group 144A sr. notes 9 7/8s, 2008                                 9,900
              20,000   Psinet, Inc. 144A sr. notes 10s, 2005                                           20,300
              60,000   Qwest Communications International, Inc. sr. disc. notes
                         stepped-coupon zero % (8.29s, 2/1/03), 2008 (STP)                             42,300
              30,000   RCN Corp. sr. disc. notes stepped-coupon zero %
                         (11 1/8s, 10/15/07), 2007 (STP)                                               19,725
              30,000   RCN Corp. 144A sr. disc. notes stepped-coupon zero %
                         (9.8s, 2/15/03), 2008 (STP)                                                   18,900
              10,000   RSL Communications, Ltd. 144A sr. disc. notes stepped-coupon
                         zero % (10 1/8s, 3/1/03), 2008 (STP)                                           6,125
              10,000   RSL Communications, Ltd. 144A sr. notes 9 1/8s, 2008                             9,850
               5,000   Sprint Spectrum L.P. sr. notes 11s, 2006                                         5,763
               5,000   Sygnet Wireless, Inc. sr. notes 11 1/2s, 2006                                    5,525
              10,000   Telecom Tech, Inc. 144A sr. sub. notes 9 3/4s, 2008                             10,100
               5,000   Telesystem International Wireless Inc. sr. disc. notes stepped-
                         coupon Ser. C, zero % (10 1/2s, 11/1/02), 2007 (STP)                           3,000
              20,000   Teligent, Inc. sr. notes 11 1/2s, 2007                                          20,350
              50,000   Teligent, Inc. 144A sr. disc. notes stepped-coupon zero %
                         (11 1/2s, 3/1/03), 2008 (STP)                                                 27,500
              25,000   United International Holdings sr. disc. notes stepped-coupon
                         Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                 15,563
              15,000   WinStar Communications. Inc. sr. sub. notes 15s, 2007                           19,350
              40,000   WinStar Communications. Inc. 144A sr. sub. notes 11s, 2008                      38,500
              25,000   WinStar Equipment Corp. company guaranty 12 1/2s, 2004                          28,000
             795,000   WorldCom, Inc. notes 7 3/4s, 2007                                              858,719
                                                                                               --------------
                                                                                                    3,618,244

Textiles (--%)
-------------------------------------------------------------------------------------------------------------
              20,000   Day International Group, Inc. 144A sr. sub. notes 9 1/2s, 2008                  20,050
               5,000   Glenoit Corp. company guaranty 11s, 2007                                         5,375
               5,000   Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                            5,125
              10,000   Polymer Group, Inc. 144A sr. sub.notes 8 3/4s, 2008                             10,100
              10,000   Polysindo International Finance company guaranty 11 3/8s,
                         2006 (Indonesia)                                                               4,800
              10,000   Tultex Corp. sr. notes 10 5/8s, 2005                                            10,325
                                                                                               --------------
                                                                                                       55,775

Transportation (0.2%)
-------------------------------------------------------------------------------------------------------------
               5,000   Blue Bird Body Co. sr. sub. notes Ser. B, 10 3/4s, 2006                          5,488
             325,000   Burlington Northern Santa Fe notes 6 3/8s, 2005                                326,271
             420,000   Burlington Northern Santa Fe Corp. bonds 6 7/8s, 2027                          418,681
              10,000   Calair LLC 144A company guaranty 8 1/8s, 2008                                    9,963
              20,000   Canadian Airlines Corp. sec. 10s, 2005 (Canada)                                 20,325
              20,000   Cathay International Ltd. 144A sr. notes 13s, 2008                              19,000
              10,000   Consorcio/MCII Holdings sec. notes stepped-coupon zero %
                         (12s, 11/15/98), 2002 (STP)                                                    9,400
             107,968   Continental Airlines Inc. pass-through certificates
                         Ser. 97CI, 7.42s, 2007                                                       111,867
             405,000   Continental Airlines, Inc. pass-through certificates
                         Ser. 981C, 6.541s, 2009                                                      400,100
             355,000   CSX Corp. deb. 7.95s, 2027                                                     403,532
              35,000   Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003 (Greece)               36,050
              10,000   Facilicom International 144A sr. notes 10 1/2s, 2008                             9,950
              80,000   International Shipholding Corp. sr. notes 7 3/4s, 2007                          78,400
              10,000   International Shipholding Corp. sr. notes 9s, 2003                              10,275
              10,000   Johnstown America Industries, Inc. company guaranty Ser. C,
                         11 3/4s, 2005                                                                 11,075
              20,000   Kitty Hawk, Inc. company guaranty 9.95s, 2004                                   21,000
              10,000   MC Shipping, Inc. 144A sr. notes 11 1/4s, 2008                                  10,025
             715,000   Norfolk Southern Corp. bonds 7.8s, 2027                                        811,389
             610,000   Norfolk Southern Corp. bonds 7.05s, 2037                                       648,461
              10,000   Stena Line AB sr. notes 10 5/8s, 2008 (Sweden)                                  10,113
              10,000   TFM S.A. de C.V. company guaranty stepped-coupon zero %
                         (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                        6,738
              10,000   Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                              10,500
              10,000   Trans World Airlines, Inc. 144A notes 11 3/8s, 2006                             10,000
             145,000   Wisconsin Central Transportation Corp. notes 6 5/8s, 2008                      144,849
                                                                                               --------------
                                                                                                    3,543,452

Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------
             240,000   Arizona Public Service Co. sr. notes 6 3/4s, 2006                              245,273
             260,000   California Energy Corp. disc. notes 10 1/4s, 2005                              278,330
             140,000   CMS Energy Corp. sr. notes 8 1/8s, 2002                                        144,833
             320,000   CMS Energy Corp. pass-through certificates 7s, 2005                            310,707
             280,000   Connecticut Light & Power Co. 1st mtge. Ser. A, 7 7/8s, 2001                   286,479
             190,000   Connecticut Light & Power Co. 1st mtge. Ser. C, 7 3/4s, 2002                   194,395
             100,000   Edison Mission Energy 144A company guaranty 7.33s, 2008                        105,372
             300,000   EIP Funding-Public Service Co. of New Mexico deb. 10 1/4s,
                         2012                                                                         352,191
               5,000   El Paso Electric Co. 1st mtge. Ser. D, 8.9s, 2006                                5,609
             385,000   El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                            392,511
             190,000   Enersis S.A. notes 6.6s, 2026 (Chile)                                          186,204
              10,000   Espirto Santo Centrais 144A sr. notes 10s, 2007 (Brazil)                         8,975
               4,000   First PV Funding deb. 10.15s, 2016                                               4,221
             215,000   Illinova Corp. sr. notes 7 1/8s, 2004                                          220,287
             255,000   Israel Electric Corp., Ltd. 144A sr. notes 7 1/4s, 2006 (Israel)               262,984
              91,943   Midland Cogeneration Ventures LP deb. Ser. C-94 10.33s, 2002                    99,272
              10,000   Midland Funding Corp. II deb. Ser. A, 11 3/4s, 2005                             12,001
              20,000   Niagara Mohawk Power Corp. med. term notes 9.95s, 2000                          20,309
              74,651   Northeast Utilities System notes Ser. A, 8.58s, 2006                            76,697
             164,726   Northeast Utilities System notes Ser. B, 8.38s, 2005                           167,982
             250,000   Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                        264,025
             400,000   Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                         424,744
             345,000   Texas Utilities Electric Capital Trust V company guaranty 8.175s,
                         2037                                                                         362,633
             590,000   US West Capital Funding, Inc. company guaranty 6.95s, 2037                     633,023
                                                                                               --------------
                                                                                                    5,059,057
                                                                                               --------------
                       Total Corporate Bonds and Notes (cost $48,847,270)                      $   50,204,629

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (1.9%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

U.S. Government Agency Mortgage Obligations (1.1%)
-------------------------------------------------------------------------------------------------------------
                       Federal Home Loan Mortgage Corp.
        $        692     7s, February 15, 2027                                                 $          688
           1,619,527     5 1/2s, with due dates from March 1, 2011 to April 1, 2011                 1,568,917
             145,035   Federal Home Loan Mortgage Corp. Adjustable Rate
                         Mortgage 7.143s, July 1, 2027                                                147,030
                       Federal National Mortgage Association
                         Adjustable Rate Mortgages
              87,180     7.837s, May 1, 2025                                                           90,776
             510,000     5.94s, December 12, 2005                                                     511,193
           1,790,281   Federal National Mortgage Association 6 1/2s, with due dates
                         from March 1, 2027 to February 1, 2028                                     1,779,651
             760,000   Government National Mortgage Association 6 1/2s, TBA,
                         June 15, 2028                                                                756,436
                       Government National Mortgage Association
                         Adjustable Rate Mortgages
             617,328     7 3/8s, with due dates from June 20, 2022 to June 20, 2023                   634,153
             417,413     7 1/8s, July 20, 2023                                                        428,109
             940,225     5 1/2s, April 15, 2028                                                       945,220
                       Government National Mortgage Association
                         Pass-Through Certificates
           3,276,657     8s, with due dates from July 15, 2024 to December 15, 2027                 3,408,350
             710,804     7 1/2s, with due dates from February 15, 2027
                         to October 15, 2027                                                          732,571
           6,216,284     7s, with due dates from July 20, 2024 to May 15, 2028                      6,322,166
             470,009     6s, with due dates from May 20, 2024 to July 20, 2024                        481,641
             930,291     6 1/2s, with due dates from February 15, 2026
                         to April 15, 2026                                                            925,928
                                                                                               --------------
                                                                                                   18,732,829

U.S. Treasury Obligations (0.8%)
-------------------------------------------------------------------------------------------------------------
           1,435,000   U.S. Treasury Bonds 6 1/8s, November 15, 2027                                1,499,345
                       U.S. Treasury Notes
             280,000     6 1/4s, June 30, 2002                                                        286,345
           2,060,000     6s, July 31, 2002                                                          2,088,964
             330,000     5 7/8s, September 30, 2002                                                   333,198
             270,000     5 3/4s, November 15, 2000                                                    271,139
           2,135,000     5 5/8s, December 31, 2002 (SEG)                                            2,136,665
             530,000     5 5/8s, December 31, 1999                                                    530,498
           4,955,000     5 1/2s, March 31, 2003                                                     4,937,212
           1,130,000     5 1/2s, February 28, 2003                                                  1,125,412
             775,000     5 1/2s, January 31, 2003                                                     771,854
              60,000     5 1/2s, March 31, 2000                                                        59,944
             100,000     5 1/2s, February 28, 2000                                                     99,906
                                                                                               --------------
                                                                                                   14,140,482
                                                                                               --------------
                       Total U.S. Government and Agency Obligations
                         (cost $32,751,189)                                                    $   32,873,311

FOREIGN GOVERNMENT BONDS AND NOTES (0.4%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
DEM          630,000   Germany (Federal Republic of) Unity Fund bonds
                         8s, 2002                                                                     395,294
DEM        2,080,000   Germany (Federal Republic of) bonds Ser. 98,
                         5 5/8s, 2028                                                               1,197,894
USD          295,000   Korea (Republic of) unsub. 8 7/8s, 2008                                        275,088
USD          660,000   Quebec (Province of) deb. Ser. NM, 7 1/8s, 2024                                699,521
USD          275,000   Russia (Government of) deb. principal loans FRB
                         6.719s, 2020 (POR)                                                           152,955
ZAR        4,612,000   South Africa (Republic of) bonds Ser. 153, 13s, 2010                           844,587
GBP        1,725,000   United Kingdom Treasury bonds 8s, 2007                                       3,131,398
                                                                                               --------------
                       Total Foreign Government Bonds and Notes
                         (cost $6,811,770)                                                     $    6,696,737

COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
                       Chase Mortgage Finance Corp.
        $    215,000     Ser. 98-2, 6 3/4s, 2028                                               $      215,538
             129,702     Ser. 93-3, Class B13, 7.461s, 2024                                           107,492
                       Commercial Mortgage Acceptance Corp.
             760,000     Ser. 97-ML1, Class A2, 6.57s, 2007                                           774,844
             250,000     Ser. 97-ML1, Class A2, 6.53s, 2007                                           254,531
             175,000     Ser. 97-ML1, Class D, 7.11s, 2030                                            177,078
             110,000   Federal Home Loan Mortgage Corp. Ser. 2040 7 1/2,
                         March 15, 2028                                                               119,646
                       First Union-Lehman Brothers Commercial Mortgage
             440,000     Ser. 97-C2, Class A3, 6.65s, 2007                                            450,931
             285,000     Ser. 97-C2, Class D, 7.12s, 2012                                             288,251
                       First Union-Lehman Brothers Commercial Mortgage Co.
             655,000     Ser. 98-C2, Class D, 6.778s, 2013                                            637,192
           9,105,000     Ser. 98-C2, Class IO, 0.815s, 2028                                           413,993
             202,955   GE Capital Mortgage Services, Inc. 144A Ser. 94-12,
                         Class B3, 6s, 2009                                                           180,820
                       GMAC Commercial Mortgage Securities Inc.
             373,000     Ser. 98-C1, Class E, 7.153s, 2030                                            377,837
             238,000     Ser. 98-C1, Class A2, 6.7s, 2008                                             245,140
             530,000     Ser. 98-C1, Class A1, 6.44s, 2030                                            537,205
               1,386     Ser. 97-C2, Class A1, 6.45s, 2004                                              1,406
                       GS Mortgage Securities Corp. II
             310,000     Ser. 98-GLII, Class A2, 6.562s, 2031                                         315,716
             170,000     Ser. 98-GLII, Class D, 7.191s, 2031                                          170,213
                       Housing Securities Inc.
              71,928     Ser. 91-B, Class B6, 9s, 2006                                                 72,153
             311,693     Ser. 93-F, Class F9M2, 7s, 2023                                              305,264
              18,222     Ser. 93-J, Class J4, 6.66s, 2009                                              17,282
              19,958     Ser. 93-J, Class J5, 6.66s, 2009                                              19,153
              20,382     Ser. 94-1, Class AB1, 6 1/2s, 2009                                            16,890
             114,000   Merrill Lynch Mortgage Investors, Inc. Ser. 98-C2, Class D,
                         6.96s, 2030                                                                  114,980
             175,000   Morgan Stanley Capital I Ser. 96-WF1, Class A2, 7.218s, 2006                   181,152
                       Prudential Home Mortgage Securities 144A
              52,384     Ser. 93-31, Class B2, 6s, 2000                                                43,741
              83,314     Ser. 94-A, Class 4B, 7 1/2s, 2007                                             77,169
              92,327     Ser. 94-D, Class B4, 6.312s, 2009                                             87,696
              79,090     Ser. 92-25, Class B3, 8s, 2022 (in default) (NON)                             77,410
              86,322     Ser. 94-31, Class B3, 8s, 2009                                                86,133
             292,986     Ser. 94-A, Class 4B, 6.802s, 2024                                            288,042
             195,467     Ser. 94-D, Class 3B, 6.311s, 2009                                            190,580
             230,703     Ser. 95-C, Class B1, 7.815s, 2001                                            230,054
             451,918     Ser. 95-D, Class 5B, 7.54s, 2005                                             340,633
             210,000   Residential Funding Mortgage Exchange Corp.
                         Ser. 98, Class B 6 3/4s, 2008                                                209,231
             197,099   Ryland Mortgage Securities Corp. Ser. 94-7C,
                         Class B2, 7.358s, 2025                                                       196,699
                                                                                               --------------
                       Total Collateralized Mortgage Obligations
                         (cost $7,528,045)                                                     $    7,822,095

CONVERTIBLE PREFERRED STOCKS (0.1%) (a) (cost $1,628,942)
NUMBER OF SHARES                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
              31,000   K mart Financing $3.875 cv. pfd.                                        $    2,199,063

CONVERTIBLE BONDS AND NOTES (0.1%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
        $      5,000   APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                         (United Kingdom)                                                      $        4,325
              50,000   APP Global Finance Ltd. 144A cv. company guaranty
                         3 1/2s, 2003                                                                  39,000
              10,000   Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                   6,450
           3,780,000   Western Digital Corp. 144A cv. sub. deb. zero %, 2018                        1,285,200
              25,000   WinStar Communications. Inc. 144A cv. sr. disc. notes
                         stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                             36,750
                                                                                               --------------
                       Total Convertible Bonds and Notes (cost $1,418,779)                     $    1,371,725

ASSET-BACKED SECURITIES (0.1%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
$            425,000   Green Tree Financial Corp. Ser. 98-2, Class A5, 6.24s, 2016             $      426,926
             411,258   Green Tree Recreational Equipment & Cons. Ser. 98-A,
                         Class A1C, 6.18s, 2019                                                       411,258
           2,410,000   Lehman Manufactured Housing Ser. 98-1, Class 1IO,
                         0.819s, 2028                                                                 115,040
                                                                                               --------------
                       Total Asset-Backed Securities (cost $955,186)                           $      953,224

BRADY BONDS (0.1%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
$            690,000   Argentina (Republic of) Ser. L-GP stepped-coupon, 5 3/4s,
                         (6s, 3/31/99), 2023 (STP)                                             $      514,947
             626,000   Peru (Government of) 144A Ser. PDI 4s, 2017                                    435,039
             476,000   Philippines (Government of) Ser. B, 6 1/2s, 2017                               421,260
             720,000   United Mexican States sec. Ser. B, 6 1/4s, 2019                                601,200
                                                                                               --------------
                       Total Brady Bonds (cost $2,003,305)                                     $    1,972,446

PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
                   1   American Radio Systems Inc. $11.375 pfd.                                $          118
                 100   Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                    5,450
                 159   Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                           19,637
                 143   CSC Holdings Inc. Ser. M, $11.125 cum. (PIK)                                    16,517
                  20   Dobson Communications 144A $12.25 pfd. (PIK)                                    22,000
                  15   Fresenius Medical Care AG Ser. D, $9.00 pfd. (Germany)                          15,675
                  25   Intermedia Communication Ser. B, $13.50 pfd. (PIK)                              30,125
                 100   Nebco Evans Holding Co. 144A $11.25 pfd. (PIK)                                  10,200
                 382   Nextlink Communications, Inc. $7.00 cum. pfd. (PIK)                             22,729
                 292   Public Service Co. of New Hampshire $2.65 1st mtge. pfd.                         7,592
                 356   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)                               42,008
                  10   Spanish Broadcasting Systems $14.25 cum. pfd.                                   10,500
                  52   Time Warner Inc. Ser. M, $10.25 pfd.                                            59,020
                 440   Webster Financial $7.375 pfd.                                                  443,552
                  20   WinStar Communications. Inc. 144A $14.25 cum. pfd. (PIK)                        23,800
                                                                                               --------------
                       Total Preferred Stocks (cost $704,384)                                  $      728,923

UNITS (--%) (a)
NUMBER OF UNITS                                                                                         VALUE
-------------------------------------------------------------------------------------------------------------
                  25   Allegiance Telecom, Inc. units sr. disc. stepped-coupon notes
                         zero % (11 3/4s, 2/15/08), 2008 (STP)                                 $       13,875
                  10   Bestel S.A.de CV units, stepped-coupon zero % (12 3/4s,
                         5/15/03), 2005 (STP)                                                           6,850
                  10   Club Regina, Inc. 144A units 13s, 2004                                          10,800
                  40   Diva Systems Corp. 144A units stepped-coupon zero %
                         (12 5/8s, 3/1/03), 2008 (STP)                                                 21,200
                  65   DTI Holdings, Inc. units stepped-coupon zero % (12 1/2s,
                         3/1/03), 2008 (STP)                                                           37,050
                  40   Firstworld Communication 144A units zero % (13s, 4/15/08),
                         2008 (STP)                                                                    20,000
                  25   KMC Telecom Holdings, Inc. units stepped-coupon zero %
                         (12 1/2s, 2/15/03), 2008 (STP)                                                14,938
                  30   Long Distance International, Inc. 144A units 12 1/4s, 2008                      30,600
                  30   Mediq 144A units, stepped-coupon zero % (13s, 6/1/09),
                         2009 (STP)                                                                    16,050
                  10   Onepoint Communications, Inc. units 14 1/2s, 2008                                9,975
                  20   Pathnet, Inc. 144A units 12 1/4s, 2008                                          21,800
                  30   Rhythms Netcon 144A units stepped coupon zero %
                         (13 1/2s, 5/15/08), 2008 (STP)                                                14,700
                  10   Startec Global Communications Corp. units 12s, 2008                             10,025
                   5   Stone Container Corp. units sr. sub. 12 1/4s, 2002                               5,156
                  15   Transamerican Refining units 16s, 2003                                          15,750
                  15   Versatel Teleco units 13 1/4s, 2008                                             15,525
                  30   Viatel Global 144A units 11 1/4s, 2008                                          31,200
                                                                                               --------------
                       Total Units (cost $291,692)                                             $      295,494

MUNICIPAL BONDS AND NOTES (--%) (a) (cost $355,000)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
        $    355,000   NJ Econ. Dev. Auth. Municipal Bond Investors
                         Assurance Corporation, Rev. Bonds, Ser. A,
                         7.425s, 2/15/29                                          Aaa          $      395,303

WARRANTS (--%) (a) (NON)                                                         EXPIRATION
NUMBER OF WARRANTS                                                               DATE                   VALUE
-------------------------------------------------------------------------------------------------------------
                 150   Advanced Radio Telecommunications                          2/15/07      $        1,950
                  70   Cellnet Data Systems, Inc.                                 9/15/07               3,850
                  10   Colt Telecommunications Group PLC
                         (United Kingdom)                                         12/31/06              1,350
                 135   Consorcio Ecuatoriano 144A                                 10/1/00                  68
                  10   Esat Holdings, Inc. (Ireland)                              1/1/04                  350
                 197   Fitzgeralds Gaming Co.                                     12/19/98                  2
                  15   Globalstar Telecom 144A                                    2/15/04               2,100
                  25   Hyperion Telecommunications                                4/15/01               2,675
                  20   Interact Systems, Inc.                                     8/1/03                    5
                  25   Intermedia Communications                                  6/1/00                3,375
                  25   Knology Holdings, Inc. 144A                                10/15/07                 13
                  10   McCaw International Ltd.                                   4/15/07                   3
                  10   Spanish Broadcasting Systems 144A                          6/30/99               2,050
                  10   Sterling Chemicals Holdings                                8/15/08                 240
                  40   UIH Australia/Pacific, Inc. 144A                           5/15/06                 600
                                                                                               --------------
                       Total Warrants (cost $9,431)                                            $       18,631

SHORT-TERM INVESTMENTS (3.9%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
     $    19,350,000   General Electric Capital Corp., Floating Rate
                         Note 5.53s, 6/19/98                                                   $   19,308,387
TRL   68,330,000,000   Turkey Treasury Bills zero %, June 4, 1998                                     251,485
TRL   48,400,000,000   Turkey Treasury Bills zero %, June 17, 1998                                    180,389
     $    47,000,000   Interest in $700,000,000 joint repurchase agreement
                         dated May 29, 1998 with Morgan Stanley due
                         June 1, 1998 with respect to various U.S. Treasury
                         obligations -- maturity value of $47,021,620
                         for an effective yield of 5.52%                                           47,021,620
                                                                                               --------------
                       Total Short-Term Investments (cost $66,725,607)                         $   66,761,881
-------------------------------------------------------------------------------------------------------------
                       Total Investments (cost $1,441,770,842) (b)                             $1,701,584,728
-------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $1,696,663,970.

(b)   The aggregate identified cost on a tax basis is $1,442,051,261, resulting in gross unrealized appreciation and depreciation of $285,070,392 and $25,536,925, respectively, or net unrealized appreciation of $259,533,467.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(POR) A portion of the income will be received in additional securities.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 1998.

(CUS) This entity provides subcustodian services to the fund.

      144A after the name of a security represents those exempt from registration under Rule 144A of the
      Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rate shown on Floating Rate Bonds and Floating Rate Notes are the current interest rates shown at
      May 31, 1998, which are subject to change based on the terms of the security.

      The fund had the following industry group concentrations greater than 10% at May 31, 1998
      (as a percentage of net assets):

               Insurance and Finance      19.9%
               Utilities                  10.2





--------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy May 31, 1998 (Unaudited)
(aggregate face value $4,910,221)

                                               Aggregate Face   Delivery         Unrealized
                                Market Value        Value         Date          Appreciation
--------------------------------------------------------------------------------------------

Australian Dollars               $   21,780     $   21,737       9/16/98           $    43
Deutschemarks                     4,637,189      4,571,560       6/17/98            65,629
South Korean Won                    317,172        316,924       3/11/98               248
--------------------------------------------------------------------------------------------
                                                                                   $65,920
--------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell at May 31, 1998 (Unaudited)
(aggregate face value $10,007,867)
                                                                                 Unrealized
                                    Market     Aggregate Face   Delivery       Appreciation/
                                     Value          Value         Date         (Depreciation)
--------------------------------------------------------------------------------------------
British Pounds                   $ 3,081,757    $ 3,079,770     9/16/98          $  (1,987)
Deutschemarks                      6,606,427      6,529,652     6/17/98            (76,775)
South African Rand                   396,567        398,445     9/16/98              1,878
--------------------------------------------------------------------------------------------
                                                                                 $ (76,884)
--------------------------------------------------------------------------------------------

Futures Contracts Outstanding at May 31, 1998 (Unaudited)
                                                                               Unrealized
                                              Aggregate Face   Expiration    Appreciation/
                                 Total Value       Value          Date        Depreciation
--------------------------------------------------------------------------------------------
Municipal Bond
Index (long)                     $   992,500    $   980,719      Jun-98          $  11,781
US Treasury Bonds
20-yr (long)                       1,944,000      1,938,491      Sep-98              5,509
US Treasury Bonds
20-yr (short)                        973,750        969,750      Jun-98             (4,000)
--------------------------------------------------------------------------------------------
                                                                                 $  13,290
--------------------------------------------------------------------------------------------

TBA Sales Commitments at May 31, 1998 (Unaudited)
(premium received $752,981)
                                                               Settlement          Market
Agency                                        Principal Amount    Date             Value
--------------------------------------------------------------------------------------------
GNMA, 7.5s, June 99                             $   734,000     6/18/98          $ 756,475
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,441,770,842) (Note 1)                                            $1,701,584,728
---------------------------------------------------------------------------------------------------
Cash                                                                                        925,863
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         5,193,637
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    4,881,008
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           10,871,525
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                               2,750
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                               72,407
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                             69,503
---------------------------------------------------------------------------------------------------
Total assets                                                                          1,723,601,421
Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                        90,990
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         20,327,486
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                1,239,741
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,349,037
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  253,167
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                13,251
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3,197
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,023,795
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                  83,371
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                               443,320
---------------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $752,981) (Note 3)                     756,475
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      353,621
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        26,937,451
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,696,663,970

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                       1,331,356,950
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              2,841,139
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions (Note 1)                                                                   102,520,574
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities
in foreign currencies                                                                   259,945,307
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,696,663,970

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,044,646,507 divided by 62,238,530 shares)                                                $16.78
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $16.78)*                                      $17.80
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($595,162,030 divided by 35,697,033 shares)**                                                $16.67
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($56,855,433 divided by 3,406,480 shares)                                                    $16.69
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $16.69)*                                      $17.30
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended May 31, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $50,751)                                             $ 15,410,292
--------------------------------------------------------------------------------------------------
Interest                                                                                 4,918,929
--------------------------------------------------------------------------------------------------
Total investment income                                                                 20,329,221

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         4,389,936
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,287,496
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            2,068
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             9,493
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    1,215,465
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    2,696,280
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      209,085
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     69,308
--------------------------------------------------------------------------------------------------
Registration fees                                                                           69,827
--------------------------------------------------------------------------------------------------
Auditing                                                                                    22,771
--------------------------------------------------------------------------------------------------
Legal                                                                                        7,681
--------------------------------------------------------------------------------------------------
Postage                                                                                     50,504
--------------------------------------------------------------------------------------------------
Other                                                                                       56,844
--------------------------------------------------------------------------------------------------
Total expenses                                                                          10,086,758
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (414,097)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             9,672,661
--------------------------------------------------------------------------------------------------
Net investment income                                                                   10,656,560
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                       103,183,726
--------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                             97,516
--------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                         7,619
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions                                        (149,104)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities
in foreign currencies during the period                                                   (144,447)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures, written
options, and TBA sale commitments during the period                                     40,826,555
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                143,821,865
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $154,478,425
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                             May 31        November 30
                                                                                              1998*               1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   10,656,560     $   19,540,090
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                           103,139,757        119,363,105
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                         40,682,108         86,444,086
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    154,478,425        225,347,281
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                              (6,811,841)       (13,929,347)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (1,999,758)        (4,359,159)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (267,110)          (540,928)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                             (43,816,633)                --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (23,667,013)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (2,487,767)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       230,079,564        374,993,087
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            305,507,867        581,510,934

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   1,391,156,103        809,645,169
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $2,841,139 and $1,263,288, respectively)                                   $1,696,663,970     $1,391,156,103
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                         May 31
operating performance         (Unaudited)                                    Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $16.04           $13.29           $10.93            $8.49            $8.67            $7.72
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .16              .30              .31              .32              .32              .28
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.49             2.74             2.37             2.44             (.18)            1.01
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.65             3.04             2.68             2.76              .14             1.29
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.14)            (.29)            (.32)            (.32)            (.32)            (.31)
------------------------------------------------------------------------------------------------------------------------------------
From net
realized gains                      (.77)              --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.91)            (.29)            (.32)            (.32)            (.32)            (.34)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $16.78           $16.04           $13.29           $10.93            $8.49            $8.67
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          10.87*           23.15            24.96            33.17             1.59            17.06
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,044,647         $878,766         $566,133         $391,551         $304,124         $328,251
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .50*            1.06             1.09             1.13             1.04             1.16
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .82*            2.02             2.61             3.32             3.67             3.40
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             50.84*           82.48            67.56            70.39            82.49           125.85(d)
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                     $.0505           $.0511           $.0509
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the Putnam Equity Income Fund, formerly known as Putnam Total Return Fund.

(e) Average commission rate paid on security trades is presented for fiscal periods beginning on or after
    September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                       For the period
Per-share                         May 31                                                                       Sept. 13, 1993+
operating performance         (Unaudited)                             Year ended November 30                       to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $15.95           $13.23           $10.89            $8.46            $8.65            $8.66
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .09              .19              .21              .23              .26              .06(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.48             2.73             2.37             2.46             (.18)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.57             2.92             2.58             2.69              .08             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.08)            (.20)            (.24)            (.26)            (.27)              --
------------------------------------------------------------------------------------------------------------------------------------
From net
Realized gains                      (.77)              --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.85)            (.20)            (.24)            (.26)            (.27)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $16.67           $15.95           $13.23           $10.89            $8.46            $8.65
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          10.42*           22.24            24.06            32.30              .86             (.12)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $595,162         $463,506         $221,259          $83,646          $32,114          $14,800
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .88*            1.81             1.84             1.87             1.78              .44*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .44*            1.25             1.86             2.63             3.02              .55*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             50.84*           82.48            67.56            70.39            82.49           125.85(d)
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                     $.0505           $.0511           $.0509
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the Putnam Equity Income Fund, formerly known as Putnam Total Return Fund.

(e) Average commission rate paid on security trades is presented for fiscal periods beginning on or after
    September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                           May 31                                       Dec. 2, 1994+
operating performance                                           (Unaudited)           Year ended November 30       to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $15.96           $13.23           $10.89            $8.45
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .12              .23              .25              .28 (c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   1.48             2.73             2.36             2.45
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.60             2.96             2.61             2.73
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.10)            (.23)            (.27)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
From net
realized gains                                                        (.77)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.87)            (.23)            (.27)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $16.69           $15.96           $13.23           $10.89
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            10.60*           22.58            24.35            32.89*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $56,855          $48,884          $22,254           $7,051
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .75*            1.56             1.59             1.60*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .57*            1.50             2.11             2.99*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               50.84*           82.48            67.56            70.39
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0505           $.0511           $.0509
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the Putnam Equity Income Fund, formerly known as Putnam Total Return Fund.

(e) Average commission rate paid on security trades is presented for fiscal periods beginning on or after
    September 1, 1995.




Notes to financial statements
May 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Equity Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek current income by investing primarily in a diversified portfolio of income-producing equity securities. Capital growth is a secondary objective when consistent with seeking current income.

The fund offers class A, class B, and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares within approximately six to eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair market value on the basis of valuations furnished by a pricing service approved by the Trustees. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

Securities purchased or sold on a when-issued basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 1998, the fund had no borrowings against the line of credit.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fees, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 1998, fund expenses were reduced by $414,097 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,270 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00%, and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended May 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $394,642 and $21,553 from the sale of class A and class M shares, respectively and $332,195 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $5,876 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended May 31, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $854,722,670 and $696,403,137, respectively. Purchases and sales of U.S. government obligations aggregated $55,877,683 and $64,615,203, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                  Contract         Premiums
                                   Amounts         Received
------------------------------------------------------------
Written options
outstanding at
beginning of
period                          $ 2,400,000        $  15,249

Options opened                           --               --
Options expired                          --               --
Options closed                   (2,400,000)         (15,249)
------------------------------------------------------------
Written options
outstanding at
end of period                            --               --
------------------------------------------------------------

Note 4
Capital shares

At May 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                           May 31, 1998
------------------------------------------------------------
Class A                             Shares            Amount
------------------------------------------------------------
Shares sold                       9,932,186     $162,696,361
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     2,840,524       43,521,128
------------------------------------------------------------
                                 12,772,710      206,217,489

Shares
repurchased                      (5,307,915)     (87,000,217)
------------------------------------------------------------
Net increase                      7,464,795     $119,217,272
------------------------------------------------------------

                                            Year ended
                                         November 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      23,424,260     $341,520,121
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       772,535       11,185,040
------------------------------------------------------------
                                 24,196,795      352,705,161

Shares
repurchased                     (12,018,914)    (175,195,821)
------------------------------------------------------------
Net ioncrease                    12,177,881     $177,509,340
------------------------------------------------------------

                                         Six months ended
                                            May 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       9,861,396     $159,618,985
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,488,101       22,610,691
------------------------------------------------------------
                                 11,349,497      182,229,676
Shares
repurchased                      (4,717,541)     (76,505,122)
------------------------------------------------------------
Net increase                      6,631,956     $105,724,554
------------------------------------------------------------

                                            Year ended
                                         November 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      21,610,564     $312,136,112
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       258,530        3,731,249
------------------------------------------------------------
                                 21,869,094      315,867,361

Shares

repurchased                      (9,531,821)    (137,987,600)
------------------------------------------------------------
Net increase                     12,337,273     $177,879,761
------------------------------------------------------------

                                         Six months ended
                                           May 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         762,367     $ 12,292,376
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       168,430        2,563,922
------------------------------------------------------------
                                    930,797       14,856,298

Shares

repurchased                        (587,287)      (9,718,560)
------------------------------------------------------------
Net increase                        343,510     $  5,137,738
------------------------------------------------------------

                                            Year ended
                                        November 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,338,352     $ 33,895,325
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        33,951          492,595
------------------------------------------------------------
                                  2,372,303       34,387,920

Shares

repurchased                        (990,948)     (14,783,934)
------------------------------------------------------------
Net increase                      1,381,355    $ 19,603,986
------------------------------------------------------------

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

Edward P. Bousa
Vice President and Fund Manager

James M. Prusko
Vice President and Fund Manager

David L. Waldman
Vice President and Fund Manager

Jeffrey J. Kobylarz
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Equity Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA020-43758 012/192/626     7/98